Schedule of key management personal compensation (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lossprofit Before Tax
Salaries, bonuses, and allowances	$ 264,000	$ 264,000	$ 319,320
Employer’s contribution to defined contributions plans	27,744	24,888	36,720
Key management personnel compensation	$ 291,744	$ 288,888	$ 356,040